Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Registered shares (in shares)	1,868,100,000
Par value (CHF) (in CHF per share)	0.04
Net income attributable to redeemable noncontrolling interests	49
Tax benefit (charge) from the excess fair value of compensation expense	280
Bank
Registered shares (in shares)	43,996,652
Par value (CHF) (in CHF per share)	100
Number of votes entitled per share	1
Net income attributable to redeemable noncontrolling interests	49
Tax benefit (charge) from the excess fair value of compensation expense	277